Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary of Non-controlling Interests (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests in subsidiaries		$ 1,739	$ 1,524
Dividends paid to non-controlling interest		$ 101	115
Scotiabank Chile S.A. [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	[1]	0.21%
Non-controlling interests in subsidiaries		$ 248	227
Dividends paid to non-controlling interest		$ 17	27
Scotiabank Colpatria, S.A. [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	[2],[3]	44.02%
Non-controlling interests in subsidiaries	[2],[3]	$ 482	332
Dividends paid to non-controlling interest	[2],[3]		12
Scotia Group Jamaica Limited [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %		28.22%
Non-controlling interests in subsidiaries		$ 336	279
Dividends paid to non-controlling interest		$ 11	10
Scotiabank Trinidad and Tobago Limited [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %		49.10%
Non-controlling interests in subsidiaries		$ 450	413
Dividends paid to non-controlling interest		53	52
Other non controlling interests [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interests in subsidiaries		223	273
Dividends paid to non-controlling interest		$ 20	$ 14
Other non controlling interests [member] | Bottom of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %		0.01%
Other non controlling interests [member] | Top of range [member]
Disclosure of noncontrolling interests [Line Items]
Non-controlling interest %	[4]	49.35%

[1]	The Bank increased its ownership in Scotiabank Chile S.A. in 2022 by acquiring an additional 16.8% stake from the primary non-controlling shareholders. Refer to Note 36 for details. The remaining non-controlling interest related primarily to non-controlling interests in Scotiabank Chile S.A. subsidiaries.
[2]	Non-controlling interest holders for Scotiabank Colpatria S.A. have a right to sell their holding to the Bank after the end of 7th anniversary (January 17, 2019) and at subsequent pre-agreed intervals, into the future, at fair market value that can be settled at the Bank’s discretion, by issuance of common shares or cash.
[3]	The Bank made a capital contribution to Scotiabank Colpatria S.A. in July 2023 which increased its ownership interest to 55.98% following the subsequent issuance of additional shares.
[4]	Range of non-controlling interest % for other subsidiaries.